Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Related Party Transaction [Line Items]
Related party transaction revenues	₨ 2,781,926.2	$ 33,380.5	₨ 1,689,526.7	₨ 1,333,137.0
Interest expense-Deposits	(997,405.6)	(11,967.9)	(615,108.9)	(489,010.1)
Related party transaction non-interest expense	(1,069,242.4)	(12,829.8)	(468,779.4)	(373,272.0)
Interest Expenses-Others	3,815.9	45.8	698.7	155.9
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	30.6		(95.3)	(204.3)
Interest Expenses-Others	0.0		0.0	0.0
Non-interest revenue-Others	0.0		0.0	0.0
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	1,670.2		5,888.2	4,639.3
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(2,424.6)		(8,631.1)	(7,182.4)
Principal Owner | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(0.5)		(15.6)	(19.2)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	115.4		(606.1)	(82.2)
Interest Expenses-Others	514.7		0.0	0.0
Non-interest revenue-Others	78.0		0.0	0.0
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	8,205.3		26,766.6	22,939.5
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	3,242.9		0.1	0.1
Others | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(4,140.1)		(5,524.8)	(4,558.9)
Others | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(1.2)		0.0	0.0
Related Party
Related Party Transaction [Line Items]
Interest expense-Deposits	146.0	1.8	(701.4)	(286.5)
Interest Expenses-Others	514.7	6.2	0.0	0.0
Non-interest revenue-Others	78.0	0.9	0.0	0.0
Related Party | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	9,875.5	118.5	32,654.8	27,578.8
Related Party | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	3,242.9	38.9	0.1	0.1
Related Party | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(6,564.7)	(78.8)	(14,155.9)	(11,741.3)
Related Party | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (1.7)	$ 0.0	₨ (15.6)	₨ (19.2)